Staff costs - Schedule of deferred variable remuneration systems, deferred multiyear objectives variable remuneration plan (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€) companies trading_session
Share-based payment arrangement
Deferral period	5 years
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Deferral period	5 years
Deferred payment, percentage paid in shares	50.00%
Number of trading sessions | trading_session	15
Deferred payment percentage	60.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Share-based payment arrangement
Deferral period	3 years
Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based payment arrangement
Deferral period	5 years
Deferred variable remuneration, three-year plan | Minimum
Share-based payment arrangement
Deferral period	3 years
Deferred variable remuneration, four-year plan
Share-based payment arrangement
Deferral period	4 years
Deferred variable remuneration, five-year plan | Maximum
Share-based payment arrangement
Deferral period	5 years
Deferred multiyear objectives variable remuneration plan seventh cycle
Share-based payment arrangement
Number of credit institutions included in reference group | companies	9
Deferred multiyear objectives variable remuneration plan seventh cycle | Minimum
Share-based payment arrangement
Deferral period	4 years
Deferred multiyear objectives variable remuneration plan seventh cycle | Maximum
Share-based payment arrangement
Deferral period	5 years
Deferred multiyear objectives variable remuneration plan seventh cycle | Executive directors
Share-based payment arrangement
Deferred payment, percentage paid in share options	25.00%
Deferred payment, percentage paid in shares	25.00%
Deferred multiyear objectives variable remuneration plan first cycle | Executive directors and members of identified staff with total variable remuneration specified amount
Share-based payment arrangement
Deferral period	5 years
Gross variable remuneration benchmark threshold | €	€ 2.7
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Deferral period	5 years
Immediate payment percentage	50.00%
Deferred payment percentage	50.00%
Percentage of entity economic capital	1.00%
Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount | Minimum
Share-based payment arrangement
Gross variable remuneration benchmark threshold | €	€ 1.7
Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount | Maximum
Share-based payment arrangement
Gross variable remuneration benchmark threshold | €	€ 2.7
Deferred multiyear objectives variable remuneration plan first cycle | Other beneficiaries
Share-based payment arrangement
Deferral period	3 years
Immediate payment percentage	60.00%
Deferred payment percentage	40.00%
Deferred multiyear objectives variable remuneration plan second and third cycles
Share-based payment arrangement
Number of credit institutions included in reference group | companies	17
Deferred multiyear objectives variable remuneration plan fourth cycle
Share-based payment arrangement
Number of credit institutions included in reference group | companies	9